Corporate Information	12 Months Ended
Dec. 31, 2017
Corporate Information [Abstract]
CORPORATE INFORMATION
NOTE 1:-	CORPORATE INFORMATION

a.	Nano-Textile Ltd. (formerly T.A.B Anti-Bacterial Textiles Ltd.) (the Company) was incorporated in the State of Israel, on December 29, 2013. The Company engages in the development and production of anti-bacterial textile products. On September 21, 2014, the General Meeting of the Company the shareholders decided to change the Company’s name to Nano-Textile Ltd. The change was subject to the approval of the Companies Register in the Israeli Ministry of Justice which was received on January 15, 2015.

b.	The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2017, the Company has not yet generated revenue from its operations, had approximately $38,000 in cash and cash equivalents, approximately $247,000 in negative working capital, stockholders’ deficit of approximately $221,000, and an accumulated deficit of approximately $783,000. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its planned operations through the next 12 months. Management is continuing in the process of fund raising in the private and public equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

c.	On June 10, 2014, the Company entered into a patent licensing agreement with Bar Ilan Research and Development Ltd. (“BIRAD”) and acquired the right to develop, manufacture, use, offer for sale, and sell in Europe, Asia, South America and Australia bed linen, drapery, upholstery, home textile and/or clothing produced through exploitation of the Patent Rights (the “Territory”). The Patent Rights protect a unique anti-bacterial textile manufacturing process that is owned by Bar-Ilan University.

Under the License Agreement, the company is required to pay BIRAD the following fees and royalties:

a.	A non-refundable license issuance fee of $35,000.

b.	An annual license maintenance fee of $20,000 per year commencing from the first anniversary of the signing of the License Agreement. The annual license maintenance fee is creditable against any royalty amounts payable with respect to products sold in the same calendar year that the annual license maintenance fee was due.

c.	A royalty of 3% of the company’s sales of products making use of the Patent Rights.

In addition, the Company is required to reimburse BIRAD for all documented, out-of-pocket patent filing, prosecution, and maintenance expenses incurred by BIRAD in connection with the Patent Rights.

The License Agreement sets certain development milestones with which the company must comply. In the event the company fails to meet any of the development milestones without providing BIRAD with a reasonable plan for promptly achieving a reasonable extended and/or amended milestone, then BIRAD may terminate the License Agreement. After the balance sheet date, on February 9, 2016, the Company entered into an amendment to the License Agreement pursuant to which the milestone dates were extended.

In addition, BIRAD has provided the company with a side letter in which BIRAD informed the company that BIRAD has granted to a third party an option to obtain an exclusive license to the Patent Rights for the field of disposable anti-bacterial textiles for medical treatment and/or personal hygiene, i.e., bandages (the “Additional Field”). In the event such third party does not exercise its option, then BIRAD will inform the company of this fact and grant us thirty days to inform BIRAD of our interest in expanding our license to include the Additional Field. The company shall then have 60 days to negotiate the inclusion of the Additional Field into the company’s license to the Patent Rights.

The License Agreement will remain in effect until the later of: (a) the expiration of the last to expire Patent Rights; or (b) 15 years have passed from the date of the first commercial sale, unless the License Agreement is earlier terminated by one of the parties, according to the terms of the License Agreement. The termination rights include, but are not limited to, the company’s right to terminate upon 60-days’ prior written notice, BIRAD’s right to terminate if the company becomes insolvent or bankruptcy proceedings are initiated against the company, and BIRAD’s right to terminate upon the Company default in the performance of any material obligation and the Company failure to cure such default within 30 days of written notice of such default.

Based on IAS-38 “Intangible Assets” the Company had capitalized the non refundable license issuance fee of $35,000 as an intangible asset, and estimated its useful economic life at 15 years from the date of the licensing agreement (June 10, 2014). Development costs relating to the license are expensed as incurred until such time when the Company can demonstrate technical and commercial feasibility of the asset for sale or use.